GENERAL (Details 6) (Unaudited [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unaudited [Member]
Revenues	$ 97,679	$ 95,289
Net income (loss)	$ (414)	$ 1,775
Basic net earnings (losses) per share	$ (0.01)	$ 0.05
Diluted net earnings (losses) per share	$ (0.01)	$ 0.04